Financial structure and financial costs - Maturity of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial structure, financial costs and financial instruments
Fair value, financial assets	$ 72,163	$ 62,452	$ 62,133
Fair value, financial liabilities	(90,840)	(91,258)	(88,795)
Swaps hedging fixed-rate bonds | Not later than one year | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Fair value, financial assets	172	41	220
Fair value, financial liabilities	(157)	(212)	(127)
Total fair value	15	(171)	93
Notional value, Assets	2,391	2,213	2,709
Notional value, Liabilities	1,840	2,175	579
Total notional value	4,231	4,388	3,288
Swaps hedging fixed-rate bonds | Due after 12 months | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Fair value, financial assets	337	716	1,075
Fair value, financial liabilities	(951)	(3,007)	(2,891)
Total fair value	(614)	(2,291)	(1,816)
Notional value, Assets	5,075	7,618	11,701
Notional value, Liabilities	14,669	20,549	21,835
Total notional value	19,744	28,167	33,536
Swaps hedging fixed-rate bonds | Due after 12 months | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	269	129	144
Fair value, financial liabilities	(131)	(644)	(1)
Total fair value	138	(515)	143
Notional value, Assets	9,466	3,457	2,221
Notional value, Liabilities	11,288	5,679	36
Total notional value	20,754	9,136	2,257
Swaps hedging fixed-rate bonds | Year 2 | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	3,247	4,097	4,410
Swaps hedging fixed-rate bonds | Year 2 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	969
Swaps hedging fixed-rate bonds | Year 3 | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	3,346	3,172	4,129
Swaps hedging fixed-rate bonds | Year 3 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value		969
Swaps hedging fixed-rate bonds | Year 4 | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	1,945	3,346	3,190
Swaps hedging fixed-rate bonds | Year 4 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value			969
Swaps hedging fixed-rate bonds | Year 5 | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	4,336	1,945	3,346
Swaps hedging fixed-rate bonds | More than 5 years | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	6,870	15,607	18,461
Swaps hedging fixed-rate bonds | More than 5 years | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	19,785	8,167	1,288
Forward exchange contracts related to operational activities | Not later than one year | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	2	3	9
Fair value, financial liabilities		(26)	(61)
Total fair value	2	(23)	(52)
Notional value, Assets	55	30	145
Notional value, Liabilities		296	497
Total notional value	55	326	642
Forward exchange contracts related to operational activities | Due after 12 months | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets		1
Fair value, financial liabilities		(5)	(42)
Total fair value		(4)	(42)
Notional value, Assets	28	13
Notional value, Liabilities	0	80	376
Total notional value	28	93	376
Forward exchange contracts related to operational activities | Year 2 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	24	93	296
Forward exchange contracts related to operational activities | Year 3 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	4		80
Held for trading - Other interest rate swaps | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	32	7	7
Fair value, financial liabilities	(17)	(5)	(9)
Total fair value	15	2	(2)
Notional value, Assets	36,775	16,582	17,220
Notional value, Liabilities	13,905	24,642	26,914
Total notional value	50,680	41,224	44,134
Held for trading - Other interest rate swaps | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	64	35	1
Fair value, financial liabilities	(3)	(4)
Total fair value	61	31	1
Notional value, Assets	2,300	1,859	90
Notional value, Liabilities	370	603	59
Total notional value	2,670	2,462	149
Held for trading - Other interest rate swaps | Year 2
Financial structure, financial costs and financial instruments
Total notional value	41	1,291	82
Held for trading - Other interest rate swaps | Year 3
Financial structure, financial costs and financial instruments
Total notional value	50		67
Held for trading - Other interest rate swaps | Year 4
Financial structure, financial costs and financial instruments
Total notional value	1,000
Held for trading - Other interest rate swaps | Year 5
Financial structure, financial costs and financial instruments
Total notional value		1,000
Held for trading - Other interest rate swaps | More than 5 years
Financial structure, financial costs and financial instruments
Total notional value	1,579	171
Held for trading - Currency swaps and forward exchange contracts | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	219	87	82
Fair value, financial liabilities	(71)	(110)	(35)
Total fair value	148	(23)	47
Notional value, Assets	15,132	6,714	5,476
Notional value, Liabilities	6,048	3,803	3,970
Total notional value	21,180	10,517	9,446
Held for trading - Currency swaps and forward exchange contracts | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	9	28	22
Fair value, financial liabilities	(17)	(1)
Total fair value	(8)	27	22
Notional value, Assets	175	578	627
Notional value, Liabilities	229	6	33
Total notional value	404	584	660
Held for trading - Currency swaps and forward exchange contracts | Year 2
Financial structure, financial costs and financial instruments
Total notional value	222	322	290
Held for trading - Currency swaps and forward exchange contracts | Year 3
Financial structure, financial costs and financial instruments
Total notional value	128	137	226
Held for trading - Currency swaps and forward exchange contracts | Year 4
Financial structure, financial costs and financial instruments
Total notional value	46	80	58
Held for trading - Currency swaps and forward exchange contracts | Year 5
Financial structure, financial costs and financial instruments
Total notional value	7	43	41
Held for trading - Currency swaps and forward exchange contracts | More than 5 years
Financial structure, financial costs and financial instruments
Total notional value	$ 1	$ 2	$ 45